Fair Value Measurements and Derivatives - Additional Information (Detail)				1 Months Ended				6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended
	Jun. 30, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Feb. 29, 2012 Sixthman USD ($)	Sep. 30, 2012 Sixthman USD ($)	Jun. 30, 2013 Fuel Swaps Mg	Dec. 31, 2012 Fuel Swaps Mg	Jun. 30, 2013 Fuel Swaps Maximum	Dec. 31, 2012 Fuel Swaps Maximum	Jun. 30, 2013 Fuel Collars and Options Mg	Dec. 31, 2012 Fuel Collars and Options Mg	Jun. 30, 2013 Fuel Collars and Options Maximum	Dec. 31, 2012 Fuel Collars and Options Maximum	Dec. 31, 2012 Interest Rate Swap USD ($)	Jun. 30, 2013 Foreign Currency Options Cash Flow Hedging USD ($)	Jun. 30, 2013 Foreign Currency Options Cash Flow Hedging EUR (€)	Dec. 31, 2012 Foreign Currency Options Cash Flow Hedging USD ($)	Dec. 31, 2012 Foreign Currency Options Cash Flow Hedging EUR (€)	Dec. 31, 2012 Foreign Currency Forward Contracts Cash Flow Hedging USD ($)	Dec. 31, 2012 Foreign Currency Forward Contracts Cash Flow Hedging EUR (€)	Jun. 30, 2013 Foreign Currency Collar Cash Flow Hedging USD ($)	Jun. 30, 2013 Foreign Currency Collar Cash Flow Hedging EUR (€)	Dec. 31, 2012 Foreign Currency Collar Cash Flow Hedging USD ($)	Dec. 31, 2012 Foreign Currency Collar Cash Flow Hedging EUR (€)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative maturing date								Dec. 31, 2015	Dec. 31, 2015			Dec. 31, 2014	Dec. 31, 2014
Projected fuel purchases						761,000	534,000			52,000	91,000
Notional amount of foreign currency derivatives															$ 227,700,000	€ 175,000,000	$ 521,100,000	€ 395,000,000	$ 259,900,000	€ 197,000,000	$ 130,100,000	€ 100,000,000	$ 131,900,000	€ 100,000,000
(Loss) recognized in other income (expense)														623,000
Fair value of long-term debt	3,093,200,000	3,106,900,000	3,113,900,000
Fair value of long-term debt in excess of carrying value	98,000,000	121,500,000	75,800,000
Purchase price of acquisition				7,500,000
Cash paid for acquisition				4,000,000
Contingent consideration in acquisition				3,500,000
Recorded goodwill and tradenames related to acquisition					$ 8,500,000